Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables	$ 105,519	$ 71,297
Short-term deposits	180,458
Shareholder loans		(106,118)
Trade payables	(93,043)	(45,295)
Lease liabilities	(143,219)	(30,144)
Currency Risk | SEK/USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Shareholder loans		(40,284)
Trade payables	(723)	(4,154)
Total	(723)	(44,438)
Currency Risk | SEK/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables	9,220	6,113
Liabilities to credit institutions	(5,314)	(8,041)
Shareholder loans		(45,427)
Trade payables	(14,732)	(10,856)
Lease liabilities	(2,903)	(3,074)
Total	(13,729)	(61,285)
Currency Risk | SEK/GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables	382	135
Trade payables	(1,238)	(302)
Derivatives		(27,273)
Total	(856)	$ (27,440)
Currency Risk | SEK/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Short-term deposits	78,766
Total	$ 78,766